S-K 1603(a) SPAC Sponsor	Apr. 15, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	Baystar Holding Group Limited, a British Virgin Islands company, and Casper Holding LP
SPAC Sponsor Form of Organization	Limited Partnership
Material Roles and Responsibilities [Text Block]

Our officers, directors and director nominees are as follows:

Name	Age	Position
Fangping Zheng	48	Chairman and Chief Executive Officer
Dan (Cathy) Jiang	37	Chief Financial Officer
Joel Mayersohn	67	Independent Director Nominee
Jiangang Luo	57	Independent Director Nominee
Sanxin Yan	63	Independent Director Nominee

Fangping Zheng, our Chairman and Chief Executive Officer, has extensive experience in investment management. He has been serving as the general manager of Guoxing Capital Limited, a company that specializes in investment and asset management, since January 2014. He received a diploma in Chinese Secretarial Studies from Hunan Institute of Science and Technology and obtained a Master’s degree in business innovation from Valencia Polytechnic University in Valencia, Spain in December 2024. We believe Mr. Zheng is well-qualified to serve on our board of directors based on his experience, relationships and contacts.

Dan (Cathy) Jiang, our Chief Financial Officer, is an experienced professional in the asset management and banking industries. From August 2020 to July 2024, Ms. Jiang has served as the Managing Director of Alpha Square Group, a family office in New York City, where she handled asset management. From October 2017 to June 2020, Ms. Jiang served as the Associate Managing Director, Greater China at Federated Hermes, Inc. (NYSE: FHI), one of the largest asset management companies in the U.S. with $575.9 billion asset under management as of the end of 2020, where she focused on the company’s expansion in Asia and particularly in Greater China. She served as a director of TenX Kean Acquisition Corp. from its initial public offering in October 2022 until it consummated its initial business combination with Citius Pharmaceuticals, Inc. in August 2024. Previously, she worked for Agricultural Bank of China and Bank of China in institutional business development roles covering both Asian and U.S. institutional investors. Ms. Jiang received a B.A. in Journalism from Guangzhou University and an M.A. from Michigan State University.

Joel Mayersohn, one of our independent director nominees, has been a member at Dickinson Wright PLLC, a law firm where he specializes in corporate, securities and business law, advising a diversified client base in private placements, public offerings, mergers and acquisitions, financing transactions and general securities law matters, since June 2017. He is a member of the Florida and New York Bars and received his J.D. and B.A from The State University of New York at Buffalo. We believe Mr. Mayersohn is well-qualified to serve on our board of directors based on his experience, relationships and contacts.

Jiangang Luo, one of our independent director nominees, has been the manager of Cleantech Global Limited, an investment consulting firm, since 2014, and the president of Prime Science & Technology, Inc., a computer/software consulting and IT outsourcing company, since 2006. Most recently, he has served as Chief Executive Officer of Bowen Acquisition Corp, a special purpose acquisition company, since July 2023. He was also a director of AlphaVest Acquisition Corp from November 2024 until it consummated its initial business combination with AMC Corporation in December 2025. Since November 2021, he has also been the president of PNE Limited Partner LLC and Luo & Long General Partner LLC, which are special purpose vehicles that were established for the sole purpose of investing in Princeton NuEnergy, a US based cleantech company. From 2011 to 2016, he served as managing partner of Faith Asset Management LLC, a global investment firm focused on the clean energy sector. From 2000 to 2006, he worked for Oracle as a Principal Consultant. Before 2000, he worked as a senior information system professional in various Fortune 500 companies including China Resources Group and Liz Claiborne. Mr. Luo also served as an executive for many non-profit organizations such as Chairman of the Tsinghua Alumni Association in New York and President of New Jersey Chinese Computer Professionals Society. Mr. Luo is a member of Tsinghua Entrepreneur & Elite Club. Mr. Luo received degrees in Applied Mathematics and Computer Science from Tsinghua University, a Computer Science Masters degree from New Jersey Institute of Technology and a masters degree in Computational Mathematics from Tsinghua University. We believe Mr. Luo is well-qualified to serve on our board of directors based on his experience, relationships and contacts.

Sanxin Yan, one of our independent director nominees, has over 25 years of leadership experience in multinational corporations. Since May 2024, he has served as the Chairman of Board of Directors of Hong Kong Joyful Bird International Capital Corporation Limited, an investment company, where he is responsible for human resources and fundraising. Since October 2023, he has also been Chairman of Board of Directors of US Starlines LLC, a textile company, where he oversees human resources and marketing in the US. He has also served as Chief Executive Officer of Gold Mountain Winery, Inc., a vineyard and winemaking company, since December 2011, where he is responsible for human resources and marketing in China, and as Chief Executive Officer of Hong Kong Starlines Corporation Limited, a garment company, since October 2001, where he oversees human resources and sales and marketing for clients such as Gap, Old Navy, and Reyn Spooner. Mr. Yan received a Bachelor of Arts in British and American Literature from Wuhan University, China. We believe Mr. Yan is well-qualified to serve on our board of directors based on his experience, relationships and contacts.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.
Casper Holding LP [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Dan (Cathy) Jiang [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 2,000